UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: March 31, 2012 Estimated average burden hours per response........9.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04889

H&Q Healthcare Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	6/30/10

Item 1.  Schedule of Investments.

H&Q HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2010

(Unaudited)

SHARES		VALUE
	CONVERTIBLE SECURITIES AND WARRANTS — 10.3% of Net Assets
	Convertible Preferred (Restricted)(a) (b) — 9.7%
	Biotechnologies/Biopharmaceuticals — 1.1%
306,413	MacroGenics, Inc. Series D	$199,812
75,217	MacroGenics, Inc. Series D 18 Month Lock-up	0
2,123,077	TargeGen, Inc. Series C	2,760,000
586,871	TargeGen, Inc. Series D	762,932
		3,722,744
	Drug Discovery Technologies — 1.4%
2,380,953	Agilix Corporation Series B (c)	141,809
375,000	Ceres, Inc. Series C	2,437,500
32,193	Ceres, Inc. Series C-1	209,255
280,105	Ceres, Inc. Series D	1,820,683
40,846	Ceres, Inc. Series F	265,499
8,170	Ceres, Inc. warrants (expiration 9/05/15)	0
		4,874,746
	Healthcare Services — 1.6%
5,384,615	PHT Corporation Series D (c)	4,200,000
1,204,495	PHT Corporation Series E (c)	939,506
149,183	PHT Corporation Series F (c)	116,363
		5,255,869
	Medical Devices and Diagnostics — 5.6%
3,424,756	CardioKinetix, Inc. Series C (c)	2,359,999
N/A	CardioKinetix, Inc. warrants (expiration 12/11/19) (c) (d)	0
N/A	CardioKinetix, Inc. warrants (expiration 06/03/20) (c) (d)	0
4,852,940	Concentric Medical, Inc. Series B (c)	2,523,529
1,744,186	Concentric Medical, Inc. Series C (c)	906,977
683,000	Concentric Medical, Inc. Series D (c)	355,160
652,013	Concentric Medical, Inc. Series E (c)	339,047
1,724,230	Elemé Medical, Inc. Series C (c)	927,636
1,877,273	Interlace Medical, Inc. Series C (c)	2,065,000
3,669,024	Labcyte Inc. Series C	1,920,000
3,109,861	Magellan Biosciences, Inc. Series A	3,109,861
142,210	Magellan Biosciences, Inc. warrants (expiration 4/01/19)	0
11,335	Magellan Biosciences, Inc. warrants (expiration 5/06/19)	0
1,547,988	OmniSonics Medical Technologies, Inc. Series A-1	1,548
1,263,099	OmniSonics Medical Technologies, Inc. Series B-1	1,263
13,823,805	Palyon Medical Corporation Series A (c)	2,211,809
65,217	TherOx, Inc. Series H	108,181
149,469	TherOx, Inc. Series I	247,939
4,220	TherOx, Inc. warrants (expiration 1/26/11)	0
8,141	TherOx, Inc. warrants (expiration 2/06/11)	0
921,875	Xoft, Inc. Series D	1,382,812
176,647	Xoft, Inc. Series E	264,971

SHARES		VALUE
	Convertible Preferred (Restricted)(a) (b) — continued
N/A	Xoft, Inc. warrants (expiration 6/12/14) (d)	$0
		18,725,732
		32,579,091

PRINCIPAL AMOUNT
	Convertible Notes (Restricted)(a) — 0.6%
	Biotechnologies/Biopharmaceuticals — 0.1%
$7,375	Euthymics Bioscience, Inc., Cvt. Promissory Notes, 8.00% due 2010	7,375
219,313	TargeGen, Inc., Cvt. Promissory Notes, 8.00% due 2010	219,313
		226,688
	Medical Devices and Diagnostics — 0.5%
531,178	CardioKinetix, Inc., Cvt. Promissory Notes, 4.25% due 2010 (c)	531,178
756,794	Elemé Medical, Inc., Subordinated Cvt. Promissory Notes, 10.50% due 2012 (c)	756,794
590,000	Xoft, Inc., Cvt. Promissory Notes, 10.00% due 2010	590,000
		1,877,972
		2,104,660
	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $50,345,627)	34,683,751

SHARES
	COMMON STOCKS AND WARRANTS — 86.8%
	Biotechnologies/Biopharmaceuticals — 27.9%
229,701	Acorda Therapeutics Inc. (b)	7,145,998
100,890	Alexion Pharmaceuticals, Inc. (b)	5,164,559
57,000	AMAG Pharmaceuticals, Inc. (b)	1,957,950
252,444	Amgen Inc. (b) (i)	13,278,554
207,326	Amylin Pharmaceuticals, Inc. (b)	3,897,729
5,910,745	Antisoma plc (b) (e)	512,898
118,000	Athersys, Inc. warrants (Restricted, expiration 6/08/12) (a) (b)	0
119,000	Baxter International Inc.	4,836,160
296,744	Celgene Corporation (b)	15,080,530
105,850	Cephalon, Inc. (b)	6,006,988
160,705	Cubist Pharmaceuticals, Inc. (b)	3,310,523
48,380	Dendreon Corporation (b)	1,564,125
107,383	Genzyme Corporation (b)	5,451,835
314,938	Gilead Sciences, Inc. (b)	10,796,075
58,000	Human Genome Sciences, Inc. (b)	1,314,280
191,742	InterMune, Inc. (b)	1,792,788
164,616	Martek Biosciences Corporation (b)	3,903,045
97,940	Vertex Pharmaceuticals Inc. (b)	3,222,226

SHARES		VALUE
	Biotechnologies/Biopharmaceuticals — continued
103,300	VIVUS, Inc. (b) (i)	$991,680
390,554	XenoPort, Inc. (b)	3,831,335
		94,059,278
	Drug Delivery — 0.1%
287,106	Penwest Pharmaceuticals Co. warrants (Restricted, expiration 3/11/13) (a) (b)	289,977
	Drug Discovery Technologies — 0.1%
11,441	Clinical Data, Inc. (b)	142,326
243,433	Clinical Data, Inc. CVR (Restricted) (a) (b) (f)	28,466
18,728	Furiex Pharmaceuticals Inc (b)	190,276
70	Zyomyx, Inc. (Restricted) (a) (b)	18
		361,086
	Generic Pharmaceuticals — 10.7%
1,321,151	Akorn, Inc. (b)	3,923,819
202,223	Akorn, Inc. warrants (Restricted, expiration 3/08/11) (a) (b)	32,356
179,671	Impax Laboratories, Inc. (b)	3,424,529
263,548	Mylan Inc. (b)	4,490,858
106,376	Perrigo Company (i)	6,283,630
342,877	Teva Pharmaceutical Industries, Ltd. (g)	17,826,175
		35,981,367
	Healthcare Services — 17.7%
317,221	Aetna Inc.	8,368,290
222,222	Aveta, Inc. (Restricted) (a) (h)	2,222,220
116,446	Charles River Laboratories International, Inc. (b)	3,983,618
376,200	CVS Caremark Corporation	11,030,184
144,476	Laboratory Corporation of America Holdings (b)	10,886,267
117,114	Medco Health Solutions, Inc. (b)	6,450,639
300,452	Pharmaceutical Product Development, Inc.	7,634,485
185,959	WellPoint, Inc. (b)	9,098,974
		59,674,677
	Medical Devices and Diagnostics — 22.7%
528,630	Align Technology, Inc. (b)	7,860,728
509,696	Hologic, Inc. (b)	7,100,065
161,459	IDEXX Laboratories, Inc. (b)	9,832,853
173,229	Illumina, Inc. (b)	7,540,659
211,479	Inverness Medical Innovations, Inc. (b)	5,638,030
59,155	Johnson & Johnson	3,493,694
88,000	Kinetic Concepts, Inc. (b)	3,212,880
130,780	Life Technologies Corporation (b)	6,179,355
109,720	Masimo Corporation	2,612,433
160,000	Masimo Laboratories, Inc. (Restricted) (a) (b)	63,239
830,292	Medwave, Inc. (b) (c)	4,069

SHARES		VALUE
	Medical Devices and Diagnostics — continued
207,573	Medwave, Inc. warrants (Restricted, expiration 8/21/11) (a) (b) (c)	$0
115,798	Myriad Genetics, Inc. (b)	1,731,180
93,008	OmniSonics Medical Technologies, Inc. (Restricted) (a) (b)	93
507,291	PerkinElmer, Inc.	10,485,705
208	Songbird Hearing, Inc. (Restricted) (a) (b)	139
215,477	Stryker Corporation	10,786,779
		76,541,901
	Pharmaceuticals — 7.6%
81,320	Endo Pharmaceuticals Holdings Inc. (b)	1,774,402
390,301	Forest Laboratories, Inc. (b)	10,705,956
281,032	Pfizer Inc.	4,007,516
74,232	Shire plc (g)	4,556,360
206,323	Warner Chilcott plc (b)	4,714,481
		25,758,715
	TOTAL COMMON STOCKS AND WARRANTS (Cost $310,204,300)	292,667,001

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT — 3.2%
$10,725,000	Repurchase Agreement, State Street Bank and Trust Co., repurchase value $10,725,000 (collateralized by U.S. Treasury Bill 2.5%, 04/30/15, market value $10,939,806); 0.0% due 07/01/10	10,725,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,725,000)	10,725,000
	TOTAL INVESTMENTS BEFORE OUTSTANDING OPTIONS WRITTEN — 100.3% (Cost $371,274,927)	338,075,752

NUMBER OF CONTRACTS (100 SHARES EACH)
	CALL OPTION CONTRACTS WRITTEN — 0.0%
1,033	VIVUS, Inc., strike @ 15, expires Jul - 2010	(82,640)
248	Amgen, Inc., strike @ 57.5, expires Jul - 2010	(2,480)
	TOTAL CALL OPTION CONTRACTS WRITTEN (Premiums received $267,926)	(85,120)

VALUE
TOTAL INVESTMENTS NET OF OUTSTANDING OPTIONS WRITTEN — 100.3% (Cost $371,007,001)	$337,990,632
OTHER LIABILITIES IN EXCESS OF ASSETS - (0.3%)	(1,168,755)
NET ASSETS - 100%	336,821,877

(a)	Security fair valued.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $18,378,876).
(d)	Number of warrants to be determined at a future date.
(e)	Foreign security.
(f)	Contingent Value Rights
(g)	American Depositary Receipt.
(h)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	A portion of security is pledged as collateral for call options written.

Other Information — Financial Accounting Standards Board Accounting Standards Codification No. 820, Fair Value Measurements and Disclosures, establishes a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical investments

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 — prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 to value the Fund’s net assets:

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals	—	—	$3,949,432	$3,949,432
Drug Discovery Technologies	—	—	4,874,746	4,874,746
Healthcare Services	—	—	5,255,869	5,255,869
Medical Devices and Diagnostics	—	—	20,603,704	20,603,704
Common Stocks and Warrants				—
Biotechnologies/Biopharmaceuticals	$94,059,278	—	—	94,059,278
Drug Delivery	—	—	289,977	289,977
Drug Discovery Technologies	332,602	—	28,484	361,086
Generic Pharmaceuticals	35,949,011	—	32,356	35,981,367
Healthcare Services	57,452,457	—	2,222,220	59,674,677
Medical Devices and Diagnostics	76,478,430	—	63,471	76,541,901
Pharmaceuticals	25,758,715	—	—	25,758,715
Short-Term Investments	—	$10,725,000	—	10,725,000
Other Assets	—	—	570,902	570,902
Total	$290,030,493	$10,725,000	$37,891,161	$338,646,654

Liabilities at Value	Level 1	Level 2	Level 3	Total
Option Contracts Written	$—	$—	$(85,120)	$(85,120)

Level 3 Assets	Balance as of September 30, 2009	Accrued discounts/premiums	Realized gain/loss and change in unrealized appreciation (depreciation)	Net purchases/sales	Net transfers in (out of) Level 3	Balance as of June 30, 2010
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals	$2,690,796	—	$1,134,542	$124,094	—	$3,949,432
Drug Discovery Technologies	4,874,746	—	—	—	—	4,874,746
Healthcare Services	5,255,869	—	—	—	—	5,255,869
Medical Devices and Diagnostics	27,394,646	—	(4,151,931)	(2,639,012)	—	20,603,703
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	277,541	—	258,802	(536,343)	—	—
Drug Delivery	267,009	—	22,968	—	—	289,977
Drug Discovery Technologies	38,163	—	(9,679)	—	—	28,484
Generic Pharmaceuticals	30,333	—	2,023	—	—	32,356
Healthcare Services	2,222,220	—	—	—	—	2,222,220
Medical Devices and Diagnostics	69,480	—	(6,008)	—	—	63,472
Other Assets	922,146	—	640,256	(991,500)	—	570,902
Total	$44,042,949	$—	$(2,109,027)	$(4,042,761)	$—	$37,891,161

Level 3 Liabilities
Option Contracts Written	$—	$—	$182,806	(267,926)	$—	$(85,120)

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2010						$(4,507,184)

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06).  ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 effective for interim and annual reporting periods beginning after December 15, 2009.  For the period ended June 30, 2010, there were no transfers between Levels 1 and 2.  ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010.  Management is currently evaluating the effect that this additional requirement will have on the Fund’s financial statements.

Investment Valuation — Investments traded on national securities exchanges or in the over-the-counter market that are National Market System securities are valued at the last sale price or, lacking any sales, at the mean between the last bid and asked prices.  Other over-the-counter securities are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities.   Publicly traded investments for which market quotations are not readily available or whose quoted price may otherwise not reflect fair value and the fair value of venture capital and other restricted securities are valued in good faith by the Adviser pursuant to valuation policies and procedures approved by the Trustees.  Such values are subject to regular oversight and ratification by the Trustees.  Because of the uncertainty of fair valuations, these estimated values may differ significantly from the values that would have been used had a ready market for these securities existed, and the differences could be material.  Each such fair value determination is based on a consideration of relevant factors.  Factors the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the issuer, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of a security negotiated at arm’s length in an issuer’s completed subsequent round of financing; and (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies.  Short-term investments with maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Venture Capital and Other Restricted Securities — The Fund may invest in venture capital and other restricted securities if these securities would currently comprise 40% or less of net assets.  The value of these securities represents 11% of the Fund’s net assets at June 30, 2010.  The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s venture capital and other restricted securities at June 30, 2010.  The Fund on its own does not have the right to demand that such securities be registered.

			Carrying
	Acquisition		Value
Security (j)	Date	Cost	per Unit	Value
Agilix Corporation
Series B Cvt. Pfd.	11/08/01	$2,495,500	$0.06	$141,809
Akorn, Inc.
Warrants (expiration 3/08/11)	3/07/06	0	0.16	32,356
Athersys, Inc.
Warrants (expiration 6/08/12)	6/07/07	0	0.00	0
Aveta, Inc.
Common	12/21/05	3,004,731	10.00	2,222,220
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08	2,367,320	0.69	2,359,999
Cvt. Promissory Notes	12/10/09 - 6/03/10	538,119	1.00	531,178
Warrants (expiration 12/11/19)	12/10/09, 2/11/10	177	0.00	0
Warrants (expiration 6/03/20)	06/03/10	89	0.00	0
Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,502,732	6.50	2,437,500
Series C-1 Cvt. Pfd.	3/31/01	111,508	6.50	209,255
Series D Cvt. Pfd.	3/14/01	1,668,294	6.50	1,820,683
Series F Cvt. Pfd.	9/05/07	268,136	6.50	265,499
Warrants (expiration 9/05/15)	9/05/07	0	0.00	0
Clinical Data, Inc.
Contingent Value Rights	5/28/09	0	0.12	28,466
Concentric Medical, Inc.
Series B Cvt. Pfd.	5/07/02, 1/24/03	3,330,988	0.52	2,523,529
Series C Cvt. Pfd.	12/19/03	1,500,818	0.52	906,977
Series D Cvt. Pfd.	9/30/05	958,007	0.52	355,160
Series E Cvt. Pfd.	12/18/08	655,011	0.52	339,047
Elemé Medical, Inc.
Series C Cvt. Pfd.	7/15/08	3,253,120	0.54	927,636
Subordinated Cvt. Promissory Notes	12/18/09 - 6/04/10	768,249	1.00	756,794
Euthymics Bioscience, Inc.
Subordinated Cvt. Promissory Note	5/14/10	7,375	1.00	7,375
Interlace Medical, Inc.
Series C Cvt. Pfd.	6/10/09	2,072,857	1.10	2,065,000
Labcyte Inc.
Series C Cvt. Pfd.	7/18/05	1,924,893	0.52	1,920,000
MacroGenics, Inc.
Series D Cvt. Pfd.	9/04/08	1,002,546	0.65	199,812
Series D Cvt. Pfd. 18 Month Lock-up	9/04/08	315,748	0.00	0
Magellan Biosciences, Inc.
Series A Cvt. Pfd.	11/28/06 - 5/12/09	3,117,537	1.00	3,109,861
Warrants (expiration 4/01/19)	4/03/09	0	0.00	0
Warrants (expiration 5/06/19)	5/12/09	0	0.00	0
Masimo Laboratories, Inc.
Common	3/31/98	0	0.40	63,239
Medwave, Inc.
Warrants (expiration 8/21/11)	8/21/06	0	0.00	0
OmniSonics Medical Technologies, Inc.
Series A-1 Cvt. Pfd.	10/01/03	1,801,555	0.001	1,548
Series B-1 Cvt. Pfd.	6/04/07, 11/15/07	961,365	0.001	1,263
Common	5/24/01, 7/02/07	2,409,096	0.001	93
Palyon Medical Corporation
Series A Cvt. Pfd.	4/28/09	2,967,403	0.16	2,211,809
Penwest Pharmaceuticals Co.
Warrants (expiration 3/11/13)	3/11/08	0	1.01	289,977
PHT Corporation
Series D Cvt. Pfd.	7/23/01	4,205,754	0.78	4,200,000
Series E Cvt. Pfd.	9/12/03 - 10/14/04	941,669	0.78	939,506
Series F Cvt. Pfd.	7/21/08	122,580	0.78	116,363
Songbird Hearing, Inc.
Common	12/14/00	3,004,861	0.67	139
TargeGen, Inc.
Series C Cvt. Pfd.	8/30/05	2,763,495	1.30	2,760,000
Series D Cvt. Pfd.	5/08/07	764,407	1.30	762,932
Cvt. Promissory Notes	9/08/09, 10/09/09	226,375	1.00	219,313
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00	3,002,748	1.66	108,181
Series I Cvt. Pfd.	7/08/05	579,958	1.66	247,939
Warrants (expiration 1/26/11)	1/26/05	0	0.00	0
Warrants (expiration 2/06/11)	6/09/04	0	0.00	0
Xoft, Inc.
Series D Cvt. Pfd.	3/23/07	2,958,518	1.50	1,382,812
Series E Cvt. Pfd.	6/20/08	592,532	1.50	264,971
Cvt. Promissory Note	6/12/09	598,183	1.00	590,000
Warrants (expiration 6/12/14)	6/12/09	59	0.00	0
Zyomyx, Inc.
Common	2/19/99 - 7/22/04	3,902,233	0.25	18
		$62,666,546		$37,320,259

(j)  See Schedule of Investments and corresponding footnotes for more information on each issuer.

Federal Income Tax Cost - At June 30, 2010, the total cost of securities for Federal income tax purposes was $371,007,001. The net unrealized loss on securities held by the Fund was $33,016,369, including gross unrealized gain of $29,803,156 and gross unrealized loss of $62,819,525.

Affiliate Transactions - An affiliate issuer is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the period ended June 30, 2010 were as follows:

Issuer	Value on October 1, 2009	Purchases	Sales	Income	Value on June 30, 2010

Agilix Corporation	$141,809	—	$—	—	$141,809
CardioKinetix, Inc.	2,359,999	$531,355	—	$15,761	2,891,177
Concentric Medical, Inc.	7,932,139	—	—	—	4,124,713
Elemé Medical, Inc.	910,393	756,794	—	38,230	1,684,430
Interlace Medical, Inc.	2,065,000	—	—	—	2,065,000
Medwave, Inc.	16,606	—	—	—	4,069
Palyon Medical Corporation	2,950,000	—	—	—	2,211,809
PHT Corporation	5,255,869	—	—	—	5,255,869
	$21,631,815	$1,288,149	$—	$53,991	$18,378,876

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Healthcare Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	8/27/2010

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	8/27/2010